Notes Payable (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Notes Payable (Details) [Line Items]
Total principal amount	$ 1,979,000		$ 1,979,000
Cash proceeds			$ 1,850,000		$ 100,000
Related party expenses					$ 29,000
Interest bearing	15.00%		15.00%
Price per share (in Dollars per share)	$ 11.5		$ 11.5
Warrant amount	$ 1		$ 1
Warrants issued (in Shares)	1,979,000		1,979,000
Estimated discount rate			12.00%
Closing interest rate	90.00%		90.00%
Fair value of the warrant liability	$ 113,469		$ (92,713)
Fair value of the warrants and redemption			1,459,691
Amortization of debt discount	$ 314,479		499,058
Warrants [Member]
Notes Payable (Details) [Line Items]
Fair value of the warrant liability			$ 1,552,404